TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
TRADE RECEIVABLES
Schedule of trade receivables

	As of December 31,
Current Trade receivables	2022	2021
Ordinary receivables	52,754	62,652
Companies under section 33 - Law No. 19,550 and related parties (Note 27.c)	225	354
Contractual asset IFRS 15	25	8
Allowance for doubtful accounts	(15,388)	(19,080)
	37,616	43,934
Non-current trade receivables
Ordinary receivables	111	129
Contractual asset IFRS 15	7	11
	118	140
Total trade receivables, net	37,734	44,074

Schedule of movements in the allowance for doubtful accounts

	Years ended December 31,
	2022	2021
At the beginning of the fiscal year	(19,080)	(29,667)
Increases - Bad debt expenses	(18,342)	(15,550)
Uses	11,634	16,070
RECPAM and currency translation adjustments	10,400	10,067
At the end of the year	(15,388)	(19,080)